RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Trade receivables	$ 473,511,000	$ 538,177,000
Accounts Receivable, Allowance for Credit Loss, Current	19,493,000	18,360,000	$ 18,001,000
Receivables sold	3,200,000,000	3,900,000,000	2,800,000,000
Recourse trade receivable	255,000,000
Non-recourse trade receivable	30,000,000.0	30,000,000.0
Derecognized trade receivables under non-recourse facilitates	21,400,000	13,200,000
Derecognized trade receivables under facilitates with recourse provisions	255,000,000.0	246,800,000
Recourse liability	3,104,000	4,282,000
Fees associated with sale of receivables	16,300,000	14,600,000	$ 5,300,000
Other receivables	143,100,000	138,400,000
Other receivables, allowances for credit losses	19,800,000	17,800,000
Net advances to growers	125,800,000	123,900,000
Including discontinued operations
Financing Receivable, Past Due [Line Items]
Recourse liability	3,300,000	4,800,000
VAT
Financing Receivable, Past Due [Line Items]
Other receivables	39,600,000	43,100,000
Other receivables, allowances for credit losses	13,900,000	11,700,000
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers	$ 12,600,000	$ 21,000,000.0